Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income for the year	$ 67.8	$ 69.5
Item that will be reclassified subsequently to profit or loss: Recognized directly in equity:
Net (loss) gain on translation of foreign currency balances	(49.9)	9.2
Items that will not be reclassified subsequently to profit or loss: Recognized directly in equity:
Gold prepayment revaluation	4.3	(0.2)
Tax effect	(1.1)	0.1
Remeasurement - actuarial gain (loss)	25.7	(8.0)
Tax effect	(2.0)	(0.3)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	26.9	(8.4)
Other comprehensive (loss) income net of tax, for the year	(23.0)	0.8
Total comprehensive income for the year	44.8	70.3
Attributable to:
Owners of the Company	60.6	67.3
Non-controlling interest	(15.8)	3.0
Total comprehensive income for the year	$ 44.8	$ 70.3